RELATED PARTY TRANSACTIONS - Disclosure of detailed information about transactions and outstanding balances relating to key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	$ 1,754	$ 1,464
Key management personnel compensation, share-based payment	1,623	1,854
Key management personnel compensation	3,377	3,318
Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	868	854
Key management personnel compensation, share-based payment	882	1,083
Key management personnel compensation	1,750	1,937
Outside directors [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	601	444
Key management personnel compensation, share-based payment	741	771
Key management personnel compensation	1,342	1,215
Seabord Management Corp. [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salary and fees	285	166
Key management personnel compensation, share-based payment	0	0
Key management personnel compensation	$ 285	$ 166